UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:   BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities(a)(b)	Par (000)	Value
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 4.06%, 10/15/28	750	$767,093
AMMC CLO 15 Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.20%), 5.52%, 12/09/26	1,400	1,435,594
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.55%), 4.91%, 7/15/30	1,250	1,268,814
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class DR, (3 mo. LIBOR US + 2.70%), 4.06%, 10/15/27	750	756,307
Apidos CLO XII, Series 2013-12A, Class D, (3 mo. LIBOR US + 3.05%), 4.41%, 4/15/25	1,000	1,001,987
Apidos CLO XXI, Series 2015-21A, Class C, (3 mo. LIBOR US + 3.55%), 4.90%, 7/18/27	750	757,687
Ares XL CLO Ltd., Series 2016-40A, Class C, (3 mo. LIBOR US + 3.70%), 5.06%, 10/15/27	1,000	1,012,143
Ares XXXII CLO Ltd., Series 2014-32A, Class CR, (3 mo. LIBOR US + 3.45%), 4.87%, 11/15/25	1,000	1,005,171
Ares XXXIII CLO Ltd., Series 2015-1A, Class B2R, (3 mo. LIBOR US + 2.80%), 4.12%, 12/05/25	1,000	1,022,395
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, (3 mo. LIBOR US + 3.60%), 4.96%, 10/15/26	1,750	1,755,759
Babson CLO Ltd., Series 2013-IIA, Class BR, (3 mo. LIBOR US + 2.25%), 3.60%, 1/18/25	1,000	1,002,195
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, (3 mo. LIBOR US + 2.05%), 3.41%, 1/20/29	2,750	2,779,331
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, (3 mo. LIBOR US + 3.45%), 4.80%, 10/18/29	1,000	1,017,802
Series 2015-8A, Class B, (3 mo. LIBOR US + 3.00%), 4.36%, 1/20/28	500	502,455
Series 2015-8A, Class C, (3 mo. LIBOR US + 3.90%), 5.26%, 1/20/28	500	504,432
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (3 mo. LIBOR US + 3.05%), 4.40%, 10/15/30	500	506,107
BlueMountain CLO Ltd., Series 2015-4A, Class D2, (3 mo. LIBOR US + 4.05%), 5.41%, 1/20/27	750	757,847
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class C, (3 mo. LIBOR US + 3.75%), 5.12%, 4/27/27	750	752,679
Series 2013-4A, Class DR, (3 mo. LIBOR US + 3.35%), 4.81%, 11/27/24	750	753,300
Series 2014-2A, Class A3LR, (3 mo. LIBOR US + 2.25%), 3.70%, 5/24/26	945	947,697
Series 2015-1A, Class D, (3 mo. LIBOR US + 4.00%), 5.36%, 1/22/27	600	600,184

Asset-Backed Securities(a)(b)	Par (000)	Value
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.20%), 3.56%, 4/20/29	1,000	$1,002,241
Series 2013-2A, Class CR, (3 mo. LIBOR US + 2.90%), 4.26%, 10/20/29	500	511,238
Series 6A-2015, Class C, (3 mo. LIBOR US + 3.07%), 4.46%, 5/05/27	750	752,513
Series 6A-2015, Class D, (3 mo. LIBOR US + 3.65%), 5.04%, 5/05/27	950	952,322
LCM XVII LP, Series 17A, Class D, (3 mo. LIBOR US + 3.50%), 4.86%, 10/15/26	1,000	1,006,115
MP CLO VII Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.65%), 5.00%, 4/18/27	970	972,655
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.25%), 5.66%, 11/14/27	1,500	1,541,075
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, (3 mo. LIBOR US + 4.20%), 5.56%, 1/23/27	750	757,032
OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.55%), 4.91%, 1/20/27	750	752,473
OZLM XIV Ltd., Series 2015-14A, Class C, (3 mo. LIBOR US + 4.35%), 5.71%, 1/15/29	950	955,186
OZLM XIX Ltd., Series 2017-19A, Class C, (3 mo. LIBOR US + 3.10%), 4.47%, 11/22/30	750	750,000
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.65%), 4.01%, 4/15/26	625	626,423
Sound Point CLO IV Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.40%), 4.76%, 1/21/26	1,500	1,503,386
Sound Point CLO IX Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 2.65%), 4.01%, 10/20/30	1,000	1,002,329
Symphony CLO XVII Ltd., Series 2016-17A, Class D, (3 mo. LIBOR US + 4.80%), 6.16%, 4/15/28	750	762,632
Voya CLO Ltd., Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.50%), 2.85%, 1/18/26	500	500,110
Total Asset-Backed Securities — 1.0%		35,254,709

Common Stocks	Shares	Value
Banks — 0.0%
New Holdings LLC (Total Safety) (c)	1,269	444,150
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (c)(d)	235,827	101,406

Portfolio Abbreviations
AKA	Also known as	FKA	Formerly known as	OTC	Over-the-Counter
CLO	Collateralized Loan Obligation	GBP	British Pound	PIK	Payment-in-kind
ETF	Exchange-Traded Fund	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Chemicals (concluded)
GEO Specialty Chemicals, Inc. (a)(c)(d)	39,151	$16,835

		118,241
Diversified Consumer Services — 0.0%
Education Management Corp. (c)(d)	1,532,378	15
Health Care Equipment & Supplies — 0.0%
New Millennium Holdco, Inc. (a)	71,823	20,182
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp. (c)	106,173	1,406,792
Machinery — 0.0%
Ameriforge Group, Inc. (c)(d)	5,385	215,400
Oil, Gas & Consumable Fuels — 0.0%
Tex Energy LLC (c)(d)	241,753	227,248
Specialty Retail — 0.0%
TRM Holdco Corp. (c)(d)	972,357	10
Total Common Stocks — 0.1%		2,432,038

Corporate Bonds	Par (000)	Value
Chemicals — 0.2%
Momentive Performance Materials, Inc., 3.88%, 10/24/21	$6,825	7,080,937
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)	1,925	2,124,719
Tervita Escrow Corp., 7.63%, 12/01/21 (a)	3,060	3,098,250

		5,222,969
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (a)	1,825	1,998,375
Reynolds Group Issuer, Inc., (3 mo. LIBOR US + 3.500%), 4.86%, 7/15/21 (a)(b)	10,890	11,080,575

		13,078,950
Diversified Financial Services — 0.7%
Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, 2/01/25 (a)	3,770	3,864,250
Altice Financing SA:
6.63%, 2/15/23 (a)	2,210	2,265,250
7.50%, 5/15/26 (a)	2,040	2,131,800
Altice U.S. Finance I Corp., 5.50%, 5/15/26 (a)	1,900	1,923,750
Level 3 Financing, Inc., 5.25%, 3/15/26	9,353	9,171,786
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23 (a)	6,497	6,821,850

		26,178,686
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/05/20 (a)(c)(d)(e)	5,909	1
Health Care Providers & Services — 0.0%
CHS/Community Health Systems, Inc., 5.13%, 8/01/21	1,838	1,723,125
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25 (a)	4,450	4,558,469
Scientific Games International, Inc., 7.00%, 1/01/22 (a)	5,740	6,055,700

		10,614,169
Insurance — 0.2%
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)	6,505	7,318,125

Corporate Bonds	Par (000)	Value
Media — 0.6%
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 3/15/20	$3,665	$3,628,350
Series B, 6.50%, 11/15/22	9,090	9,226,350
CSC Holdings LLC, 10.88%, 10/15/25 (a)	2,319	2,740,768
SFR Group SA:
6.25%, 5/15/24 (a)	2,165	2,127,113
7.38%, 5/01/26 (a)	4,136	4,166,524

		21,889,105
Metals & Mining — 0.9%
Constellium NV, 6.63%, 3/01/25 (a)	1,900	2,018,750
Freeport-McMoRan, Inc.:
3.10%, 3/15/20	3,700	3,704,625
3.88%, 3/15/23	3,850	3,806,110
Novelis Corp., 6.25%, 8/15/24 (a)	9,005	9,477,763
Teck Resources Ltd., 3.75%, 2/01/23	13,722	13,859,220

		32,866,468
Oil, Gas & Consumable Fuels — 1.3%
Blackstone CQP Holdco LP:
6.50%, 3/20/21 (a)	9,607	9,727,087
6.00%, 8/18/21 (a)	1,558	1,558,000
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	3,750	4,256,250
CNX Resources Corp., 5.88%, 4/15/22	13,334	13,634,015
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 9/30/21 (a)	5,640	5,823,300
Halcon Resources Corp., 6.75%, 2/15/25 (a)	1,810	1,837,150
MEG Energy Corp., 6.50%, 1/15/25 (a)	5,673	5,559,540
NGPL PipeCo LLC:
4.38%, 8/15/22 (a)	2,620	2,685,500
4.88%, 8/15/27 (a)	1,820	1,889,469

		46,970,311
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International, Inc.:
5.50%, 11/01/25 (a)	8,635	8,743,801
6.50%, 3/15/22 (a)	3,428	3,599,400

		12,343,201
Real Estate Management & Development — 0.0%
VICI Properties 1 LLC/VICI FC, Inc, 8.00%, 10/15/23	400	444,455
Software — 0.3%
Avaya, Inc., 7.00%, 4/01/19 (a)(c)(e)	5,545	4,255,787
Infor U.S., Inc., 6.50%, 5/15/22	5,293	5,451,790

		9,707,577
Specialty Retail — 0.1%
Beacon Escrow Corp., 4.88%, 11/01/25 (a)	3,814	3,890,280
Wireless Telecommunication Services — 0.0%
Sprint Communications, Inc., 7.00%, 8/15/20	1,775	1,894,813
Total Corporate Bonds — 5.4%		201,223,172

Floating Rate Loan Interests	Par (000)	Value
Aerospace & Defense — 0.9%
DAE Aviation Holdings, Inc., Initial Term Loan, 7/07/22 (f)	2,355	2,368,541
TransDigm, Inc.:
Term E Loan (1 mo. LIBOR US + 2.75%), 4.10%, 5/14/22 (g)	1,532	1,531,551
Term Loan F (1 mo. LIBOR US + 2.75%), 4.10%, 6/09/23 (g)	29,082	29,081,715

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Aerospace & Defense (continued)
Tranche G Term Loan (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.35%, 8/22/24 (g)	$924	$928,490
Tranche G Term Loan (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.33%, 8/22/24 (g)	261	262,572

		34,172,869
Air Freight & Logistics — 0.3%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan (3 mo. LIBOR US - 0.10%), 1.23%, 3/19/21 (d)(g)	2,825	2,690,634
Ceva Intercompany BV, Dutch BV Term Loan (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.88%, 3/19/21 (g)	2,884	2,740,721
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.88%, 3/19/21 (g)	538	511,037
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.88%, 3/19/21 (g)	3,799	3,609,730

		9,552,122
Airlines — 0.0%
Northwest Airlines, Inc.:
Loan B757-200 (6 mo. LIBOR US + 1.23%), 2.68%, 9/10/18 (d)(g)	154	152,426
Loan B757-200 (6 mo. LIBOR US + 1.23%), 2.68%, 9/10/18 (d)(g)	153	151,033
Loan B757-300 (6 mo. LIBOR US + 1.23%), 2.68%, 9/10/18 (d)(g)	152	149,270

		452,729
Auto Components — 0.1%
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan (3 mo. LIBOR US + 5.00%), 6.48%, 5/19/23 (d)(g)	4,522	4,556,192
Biotechnology — 0.7%
Grifols Worldwide Operations Ltd., Tranche B Term Loan (1 week LIBOR US + 2.25%), 3.45%, 1/31/25 (g)	27,396	27,464,821
Building Products — 0.9%
Continental Building Products, Inc.:
Replacement Term Loan (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.85%, 8/18/23 (g)	2,181	2,186,933
Replacement Term Loan (3 mo. LIBOR US + 2.50%, 0.75% Floor), 3.83%, 8/18/23 (g)	1,271	1,274,638
CPG International LLC (FKA CPG International, Inc.), New Term Loan (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.08%, 5/05/24 (g)	9,142	9,165,145
Jeld-Wen, Inc., Term B-3 Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.33%, 7/01/22 (g)	6,612	6,653,781
Ply Gem Industries, Inc., Term Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.33%, 2/01/21 (g)	6,053	6,090,476
Wilsonart LLC, Tranche D Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.59%, 12/19/23 (g)	8,240	8,295,630

		33,666,603
Capital Markets — 1.5%
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), New Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 10/03/23 (g)	23,746	23,810,101

Floating Rate Loan Interests	Par (000)	Value
Capital Markets (continued)
Capital Automotive LP, Initial Tranche B-2 Term Loan (First Lien) (1 mo. LIBOR US + 2.50%, 1.00% Floor), 3.85%, 3/25/24 (g)	$3,588	$3,595,552
FinCo I LLC (AKA Fortress Investment Group), Initial Term Loan (1 mo. LIBOR US + 2.75%), 2.75%, 7/14/22 (g)	6,485	6,553,093
Greenhill & Co., Inc.:
Term Loan (1 mo. LIBOR US + 3.75%, 1.00% Floor), 4.99%, 10/12/22 (g)	3,074	3,085,528
Term Loan (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.11%, 10/12/22 (g)	3,074	3,085,528
IPS Acquisition LLC (AKA Cypress Performance Group), Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 11/07/24 (g)	4,945	4,972,840
Moxie Patriot LLC, Construction B-1 Advances (3 mo. LIBOR US + 5.75%, 1.00% Floor), 7.08%, 12/19/20 (d)(g)	1,624	1,566,813
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.57%, 12/17/20 (g)	2,031	2,038,852
Tecostar Holdings, Inc.:
2017 Term Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.88%, 5/01/24 (g)	6,743	6,793,083
2017 Term Loan (First Lien) (3 mo. PRIME RATE + 2.50%, 1.00% Floor), 6.75%, 5/01/24 (g)	17	17,025

		55,518,415
Chemicals — 2.3%
Ascend Performance Materials Operations LLC, Term B Loan (3 mo. LIBOR US + 5.25%, 1.00% Floor), 6.58%, 8/12/22 (d)(g)	9,297	9,355,510
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-2 Dollar Loan (3 mo. LIBOR US + 2.00%), 3.33%, 6/01/24 (g)	10,223	10,252,354
Charter NEX U.S., Inc., Initial Term Loan (First Lien) (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 5/16/24 (g)	6,379	6,404,911
Chemours Co., Tranche B-1 U.S. $ Term Loan (1 mo. LIBOR US + 2.50%), 3.85%, 5/12/22 (g)	4,185	4,219,121
H.B. Fuller Co., Commitment (1 mo. LIBOR US + 2.25%), 3.53%, 10/20/24 (g)	10,805	10,844,006
Huntsman International LLC, 2023 Term B Loan (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.35%, 4/01/23 (d)(g)	2,604	2,620,541
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-7 Term Loan (1 mo. LIBOR US + 2.50%, 1.00% Floor), 3.85%, 6/07/20 (g)	8,450	8,502,788
Tranche B-6 Term Loan (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 6/07/23 (g)	10,917	10,972,075
Oxea Holding Vier GMBH, Tranche B-2 Term Loan (3 mo. LIBOR US + 3.50%), 4.88%, 10/14/24 (g)	16,368	16,395,335
PQ Corp., Second Amendment Tranche B-1 Term Loan (3 mo. LIBOR US + 3.25%), 4.63%, 11/04/22 (g)	3,945	3,980,511
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien) (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.81%, 6/13/23 (g)	2,069	2,075,531

		85,622,683

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017	3

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Commercial Services & Supplies — 3.1%
Advanced Disposal Services, Inc. (FKA ADS Waste Holdings, Inc.), Additional Term Loan (1 week LIBOR US + 2.25%, 0.75% Floor), 3.45%, 11/10/23 (g)	$13,521	$13,528,158
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.08%, 7/28/22 (g)	4,505	4,476,079
Initial Loan (Second Lien) (3 mo. LIBOR US + 8.50%, 1.00% Floor), 9.88%, 7/28/23 (g)	2,915	2,898,006
Clean Harbors, Inc., Initial Term Loan (1 mo. LIBOR US + 2.00%), 3.35%, 6/30/24 (g)	3,092	3,107,711
CSC SW Holdco, Inc. (FKA CSC Serviceworks, Inc.) (AKA Spin Holdco), Term B-1 Loan (First Lien) (2 mo. LIBOR US + 3.75%, 1.00% Floor), 5.15%, 11/14/22 (g)	6,271	6,318,413
Dealer Tire LLC, New Term Loan (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.13%, 12/22/21 (g)	4,899	4,914,729
Getty Images, Inc., Initial Term Loan (3 mo. LIBOR US + 3.50%, 1.25% Floor), 4.83%, 10/18/19 (g)	2,588	2,248,231
GW Honos Security Corp. (Garda World Security Corp.):
Term B Loan (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.97%, 5/24/24 (g)	4,076	4,087,149
Term B Loan (3 mo. PRIME RATE + 2.50%, 1.00% Floor), 6.75%, 5/24/24 (g)	10	10,295
Harland Clarke Holdings Corp. (FKA Clarke American Corp.), Initial Term Loan (2 mo. LIBOR US + 4.75%, 1.00% Floor), 6.07%, 11/03/23 (g)	4,188	4,200,091
iQor U.S., Inc., Term B Loan (First Lien) (3 mo. LIBOR US + 5.00%, 1.00% Floor), 6.34%, 4/01/21 (g)	5,712	5,683,767
KAR Auction Services, Inc., Tranche B-5 Term Loan (3 mo. LIBOR US + 2.50%), 3.88%, 3/09/23 (g)	6,806	6,843,355
Livingston International, Inc., Initial Term B-1 Loan (First Lien) (3 mo. LIBOR US + 4.25%, 1.25% Floor), 5.58%, 4/18/19 (g)	1,279	1,232,661
Packers Holdings LLC, Initial Term Loan (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.74%, 12/02/21 (g)	6,246	6,256,838
Prime Security Services Borrower, LLC (AKA Protection 1 Security Solutions):
2016-2 Refinancing Term B-1 Loan (First Lien), 5/02/22 (f)	4,315	4,344,863
2016-2 Refinancing Term B-1 Loan (First Lien) (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 5/02/22 (g)	13,184	13,274,208
Trugreen Limited Partnership, Initial Incremental Term Loan (First Lien) (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.25%, 4/13/23 (g)	4,917	4,984,305
U.S. Security Associates Holdings, Inc., Initial Term Loan (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.33%, 7/14/23 (g)	10,781	10,893,127
West Corp., Term B Loan (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.35%, 10/10/24 (g)	15,887	15,860,963

		115,162,949
Communications Equipment — 0.2%
Commscope, Inc.:
Tranche 5 Term Loan (2015) (1 mo. LIBOR US + 2.00%), 3.35%, 12/29/22 (d)(g)	176	177,282

Floating Rate Loan Interests	Par (000)	Value
Communications Equipment (continued)
Tranche 5 Term Loan (2015) (3 mo. LIBOR US + 2.00%), 3.38%, 12/29/22 (d)(g)	$3,074	$3,089,139
Riverbed Technology, Inc., First Amendment Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 4/24/22 (g)	4,369	4,286,763

		7,553,184
Construction & Engineering — 1.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.):
Initial Term Loan (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.58%, 6/21/24 (g)	79	78,837
Initial Term Loan (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.61%, 6/21/24 (g)	26,245	26,353,802
Initial Term Loan (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.63%, 6/21/24 (g)	5,003	5,023,227
CNT Holdings III Corp., Refinancing Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 1/22/23 (g)	5,486	5,307,297
Pike Corp., Initial Term Loan (2017) (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.85%, 9/20/24 (g)	3,163	3,205,593

		39,968,756
Construction Materials — 0.2%
CeramTec Service GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.23%, 8/30/20 (g)	1,166	1,165,218
Initial Dollar Term B-1 Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.23%, 8/30/20 (g)	3,808	3,805,134
Initial Dollar Term B-2 Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.23%, 8/30/20 (g)	489	488,530

		5,458,882
Containers & Packaging — 1.5%
Berlin Packaging LLC:
2017 Replacement Term Loans (First Lien) (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.50%, 10/01/21 (g)	1,673	1,683,525
2017 Replacement Term Loans (First Lien) (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 10/01/21 (g)	543	546,599
2017 Replacement Term Loans (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.59%, 10/01/21 (g)	1,325	1,333,701
Berry Global, Inc. (FKA Berry Plastics Corp.):
Term M Loan (1 mo. LIBOR US + 2.25%), 3.50%, 10/01/22 (g)	6,848	6,869,765
Term M Loan (1 mo. LIBOR US + 2.25%), 3.60%, 10/01/22 (g)	10,622	10,654,929
BWay Holding Co.:
Initial Term Loan (2 mo. LIBOR US + 3.25%), 4.52%, 4/03/24 (g)	21	20,646
Initial Term Loan (3 mo. LIBOR US + 3.25%), 4.60%, 4/03/24 (g)	8,185	8,217,036
Plastipak Holdings, Inc., Tranche B Term Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.02%, 10/14/24 (g)	4,190	4,209,903

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Containers & Packaging (continued)
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan (1 mo. LIBOR US + 2.75%), 4.10%, 2/05/23 (g)	$18,037	$18,117,644
Signode Industrial Group Lux SA (Signode Industrial Group U.S., Inc.):
Initial Term B Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 5/01/21 (g)	1,525	1,532,158
Initial Term B Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.08%, 5/01/21 (g)	1,412	1,418,665

		54,604,571
Distributors — 0.1%
American Tire Distributors, Inc., Initial Term Loan (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.60%, 9/01/21 (g)	4,897	4,927,959
Diversified Consumer Services — 1.6%
Ascend Learning LLC, Initial Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 7/12/24 (g)	5,560	5,587,800
Belron Finance U.S. LLC, Initial Term B Loan (3 mo. LIBOR US + 2.50%), 3.89%, 11/07/24 (g)	11,211	11,284,351
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.60%, 11/07/23 (g)	10,802	10,826,534
Capri Acquisitions BidCo Ltd.:
Initial Dollar Term Loan, 11/01/24 (f)	5,337	5,320,173
Initial Dollar Term Loan (3 mo. LIBOR US + 3.25%), 4.63%, 11/01/24 (g)	5,915	5,896,721
CH Hold Corp. (AKA Caliber Collision):
Initial Term Loan (First Lien) (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 2/01/24 (g)	5,457	5,497,480
Initial Term Loan (Second Lien) (1 mo. LIBOR US + 7.25%, 1.00% Floor), 8.60%, 2/03/25 (d)(g)	1,470	1,499,400
ServiceMaster Co. LLC, Tranche C Term Loan (1 mo. LIBOR US + 2.50%), 3.85%, 11/08/23 (g)	10,957	10,974,293
Weight Watchers International, Inc., Term Loan B, 11/16/24 (f)	2,835	2,787,924

		59,674,676
Diversified Financial Services — 5.6%
AlixPartners LLP, 2017 Refinancing Term Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.08%, 4/04/24 (g)	16,896	16,964,292
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.33%, 1/31/24 (g)	8,534	8,583,363
Altice Financing SA:
October 2017 USD Term Loan, 12/31/26 (d)(f)	2,682	2,601,055
March 2017 Refinancing Term Loan (3 mo. LIBOR US + 2.75%), 4.11%, 7/15/25 (g)	5,542	5,409,297
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan (1 mo. LIBOR US + 2.25%), 3.60%, 7/28/25 (g)	27,535	27,316,937
Diamond U.S. Holding LLC (Dealogic), Term B Loan (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 4/08/24 (d)(g)	3,695	3,695,463
Level 3 Financing, Inc., Tranche B 2024 Term Loan (3 mo. LIBOR US + 2.25%), 3.70%, 2/22/24 (g)	37,179	37,132,526
nThrive, Inc. (FKA Precyse Acquisition Corp.):
Additional Term B-2 Loan, 10/20/22 (d)(f)	753	757,023

Floating Rate Loan Interests	Par (000)	Value
Diversified Financial Services (continued)
Additional Term B-2 Loan (1 mo. LIBOR US + 4.50%, 1.00% Floor), 5.85%, 10/20/22 (d)(g)	$9,224	$9,269,770
Petco Animal Supplies, Inc., Term Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.38%, 1/26/23 (g)	7,479	5,880,592
Sequa Mezzanine Holdings LLC:
Initial Term Loan (First Lien) (2 mo. LIBOR US + 5.50%, 1.00% Floor), 6.81%, 11/28/21 (g)	18	17,635
Initial Term Loan (First Lien) (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.87%, 11/28/21 (g)	6,975	7,018,543
SolarWinds Holdings, Inc., 2017 Refinancing Term Loan (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.85%, 2/03/23 (g)	11,757	11,799,075
Telenet Financing USD LLC, Term Loan AL, 3/31/26 (f)	21,590	21,590,000
TKC Holdings, Inc.:
Initial Term Loan (First Lien) (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.60%, 2/01/23 (g)	25	25,544
Initial Term Loan (First Lien) (2 mo. LIBOR US + 4.25%, 1.00% Floor), 5.67%, 2/01/23 (g)	10,034	10,140,838
Initial Term Loan (Second Lien) (2 mo. LIBOR US + 8.00%, 1.00% Floor), 9.42%, 2/01/24 (g)	6,402	6,450,015
Veritas U.S., Inc., New Dollar Term B Loan (3 mo. LIBOR US + 4.50%, 1.00% Floor), 5.83%, 1/27/23 (g)	5,484	5,482,454
Virgin Media Bristol LLC, K Facility, 1/15/26 (f)	26,257	26,240,721

		206,375,143
Diversified Telecommunication Services — 5.7%
CenturyLink, Inc.:
Initial Term A Loan, 6/20/22 (f)	7,400	7,337,544
Initial Term B Loan (1 mo. LIBOR US + 2.75%), 4.10%, 1/31/25 (g)	66,991	64,102,348
Colorado Buyer, Inc. (AKA Cyxtera Technologies), Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.38%, 5/01/24 (g)	8,125	8,163,230
Consolidated Communications, Inc., Initial Term Loan (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 10/05/23 (g)	2,020	1,984,596
Digicel International Finance Ltd., Initial Term B Loan (First Lien) (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.08%, 5/27/24 (g)	12,840	12,843,210
Frontier Communications Corp., Term B-1 Loan (1 mo. LIBOR US + 3.75%, 0.75% Floor), 5.09%, 6/15/24 (g)	9,797	9,319,820
Hargray Communications Group, Inc., Initial Term Loan (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 5/16/24 (g)	6,450	6,447,915
Intelsat Jackson Holdings S.A.:
Tranche B-2 Term Loan, 6/30/19 (f)	6,121	6,102,018
Tranche B-2 Term Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.21%, 6/30/19 (g)	28,350	28,256,191
MTN Infrastructure TopCo, Inc.:
Delayed Draw Term Loan, 11/15/24 (f)	4,426	4,421,829
Initial Term Loan, 11/15/24 (f)	4,519	4,537,514
New LightSquared LLC, Loan (3 mo. LIBOR US + 8.75%, 1.00% Floor), 10.07%, (8.75% Cash and 1.00% PIK), 6/15/20 (g)(h)	32,991	31,285,926
Telesat Canada, Term B-4 Loan (2 mo. LIBOR US + 3.00%, 0.75% Floor), 4.32%, 11/17/23 (g)	6,480	6,506,692
WaveDivision Holdings LLC:
Initial Term Loan (2 mo. LIBOR US + 2.75%), 4.07%, 10/15/19 (g)	19	19,246

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017	5

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Diversified Telecommunication Services (continued)
Initial Term Loan (3 mo. LIBOR US + 2.75%), 4.14%, 10/15/19 (g)	$7,365	$7,366,116
Zayo Group LLC (Zayo Capital, Inc.):
2017 Incremental Refinancing B-1 Term Loan, 1/19/21 (f)	1,849	1,851,161
2017 Incremental Refinancing B-1 Term Loan (1 mo. LIBOR US + 2.00%), 3.31%, 1/19/21 (g)	2,490	2,492,248
Ziggo Secured Finance Partnership, Term Loan E Facility (1 mo. LIBOR US + 2.50%), 3.75%, 4/15/25 (g)	9,330	9,273,980

		212,311,584
Electric Utilities — 2.1%
AES Corp., Initial Term Loan (3 mo. LIBOR US + 2.00%, 0.75% Floor), 3.45%, 5/24/22 (g)	6,985	7,006,763
Energy Future Intermediate Holding Co. LLC:
Term Loan (DIP), 6/30/18 (f)	12,282	12,319,337
Term Loan (DIP) (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.28%, 6/30/18 (g)	1,244	1,248,247
Term Loan (DIP) (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 6/30/18 (g)	33,601	33,702,681
Nautilus Power LLC, Term Loan (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.60%, 5/16/24 (g)	11,890	11,973,431
Vistra Operations Co. LLC (FKA Tex Operations Co. LLC):
2016 Incremental Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.02%, 12/14/23 (g)	1,527	1,535,368
2016 Incremental Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.08%, 12/14/23 (g)	494	496,436
Initial Term C Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.08%, 8/04/23 (g)	2,103	2,111,580
Initial Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.08%, 8/04/23 (g)	1,894	1,901,557
Initial Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.10%, 8/04/23 (g)	7,252	7,281,188

		79,576,588
Electrical Equipment — 0.4%
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.):
Term B Loan, 11/30/23 (f)	3,544	3,558,778
Term B Loan (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.35%, 11/30/23 (g)	12,854	12,907,935

		16,466,713
Electronic Equipment, Instruments & Components — 0.5%
Dell International LLC (EMC Corp.), Refinancing Term B Loan (1 mo. LIBOR US + 2.00%, 0.75% Floor), 3.35%, 9/07/23 (g)	10,264	10,266,291
Excelitas Technologies Corp., Term Loan, 11/15/24 (f)	4,260	4,286,625
Zebra Technologies Corp., Tranche B Term Loan (3 mo. LIBOR US + 2.00%, 0.75% Floor), 3.37%, 10/27/21 (g)	5,209	5,224,446

		19,777,362
Energy Equipment & Services — 0.3%
Ocean Rig UDW, Inc., Loan, 8.00%, 9/20/24	694	700,328
Pioneer Energy Services (FKA Pioneer Drilling Co.), Term Loan (1 week LIBOR US + 7.75%, 1.00% Floor), 8.99%, 11/02/22 (g)	3,790	3,794,737

Floating Rate Loan Interests	Par (000)	Value
Energy Equipment & Services (continued)
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.33%, 2/21/21 (g)	$3,462	$2,662,884
Weatherford International Ltd., Loan (1 mo. LIBOR US + 2.30%), 3.65%, 7/13/20 (g)	5,868	5,706,364

		12,864,313
Equity Real Estate Investment Trusts (REITs) — 0.7%
ESH Hospitality, Inc., Repriced Term Loan (1 mo. LIBOR US + 2.25%), 3.60%, 8/30/23 (g)	11,059	11,073,881
GEO Group, Inc., Term Loan (3 mo. LIBOR US + 2.25%, 0.75% Floor), 3.57%, 3/22/24 (g)	10,506	10,519,338
RHP Hotel Properties LP, Tranche B Term Loan (3 mo. LIBOR US + 2.25%), 3.67%, 5/11/24 (d)(g)	5,821	5,857,130

		27,450,349
Food & Staples Retailing — 1.4%
Albertson’s LLC, 2017-1 Term B-4 Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.10%, 8/25/21 (g)	9,241	8,969,274
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien) (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.74%, 2/03/24 (g)	10,150	9,981,469
Rite Aid Corp.:
Tranche 2 Term Loan (Second Lien) (1 week LIBOR US + 3.88%, 1.00% Floor), 5.09%, 6/21/21 (g)	12,855	12,870,632
Tranche 1 Term Loan (Second Lien) (1 week LIBOR US + 4.75%, 1.00% Floor), 5.96%, 8/21/20 (g)	3,545	3,555,789
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.10%, 6/27/23 (g)	16,497	16,579,981

		51,957,145
Food Products — 2.1%
Chobani LLC (Chobani Idaho LLC), New Term Loan (First Lien) (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.74%, 10/10/23 (g)	10,914	11,023,312
Dole Food Co., Inc.:
Tranche B Term Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.99%, 4/06/24 (g)	1,532	1,536,465
Tranche B Term Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.04%, 4/06/24 (g)	1,532	1,536,465
Tranche B Term Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.06%, 4/06/24 (g)	1,532	1,536,465
Tranche B Term Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.08%, 4/06/24 (g)	225	225,348
Tranche B Term Loan (3 mo. PRIME RATE + 1.75%, 1.00% Floor), 6.00%, 4/06/24 (g)	0	320
Hostess Brands LLC, November 2017 Refinancing Term B Loan (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.60%, 8/03/22 (g)	14,116	14,129,810
JBS USA Lux SA (FKA JBS USA LLC), Initial Term Loan (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.76%, 10/30/22 (g)	16,906	16,542,054
Nomad Foods Ltd., Facility B2 (1 mo. LIBOR US + 2.75%), 4.00%, 5/15/24 (g)	5,690	5,704,225
Pinnacle Foods Finance LLC, Initial Term Loan (1 mo. LIBOR US + 2.00%), 3.24%, 2/02/24 (g)	15,786	15,869,535

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Food Products (continued)
Reddy Ice Corp.:
Term B Loan (First Lien) (3 mo. LIBOR US + 5.50%, 1.25% Floor), 6.88%, 5/01/19 (g)	$3,200	$3,146,957
Term B Loan (Second Lien) (3 mo. LIBOR US + 9.50%, 1.25% Floor), 10.85%, 11/01/19 (g)	2,961	2,783,340
Term B Loan (First Lien) (3 mo. PRIME RATE + 4.50%, 1.25% Floor), 8.75%, 5/01/19 (g)	10	9,917
USIC Holdings, Inc., New Term Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.00%, 12/08/23 (g)	5,517	5,555,373

		79,599,586
Health Care Equipment & Supplies — 2.4%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Incremental Facility B7 (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.33%, 1/17/22 (g)	9,121	9,183,883
CryoLife, Inc., Initial Term Loan, 11/15/24 (d)(f)	8,550	8,592,750
DJO Finance LLC:
Initial Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.59%, 6/08/20 (g)	13,798	13,660,443
Initial Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 6/08/20 (g)	13,483	13,347,771
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-3 Loan (2 mo. LIBOR US + 5.00%, 1.00% Floor), 6.31%, 6/15/21 (g)	16,838	17,076,948
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l.:
Initial Term Loan, 6/30/21 (f)	2,232	2,236,217
Initial Term Loan (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.08%, 6/30/21 (g)	23,903	23,948,414

		88,046,426
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.:
Tranche B-1 Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.10%, 2/11/22 (g)	1,355	1,363,159
Tranche B-2 Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 3.99%, 2/16/23 (g)	7,025	7,059,999
Air Medical Group Holdings, Inc., Incremental Term Loan B, 9/26/24 (f)	8,305	8,344,449
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.):
New Term Loan (First Lien) (2 mo. LIBOR US + 3.25%, 1.00% Floor), 4.56%, 6/07/23 (g)	32	32,148
New Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.63%, 6/07/23 (g)	12,591	12,634,049
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.23%, 12/31/19 (g)	1,574	1,530,295
Curo Health Services Holdings, Inc.:
Term B Loan (First Lien) (2 mo. LIBOR US + 4.00%, 1.00% Floor), 5.35%, 2/07/22 (g)	11	11,076
Term B Loan (First Lien) (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.41%, 2/07/22 (g)	4,323	4,319,268
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.10%, 6/24/21 (g)	4,716	4,759,872

Floating Rate Loan Interests	Par (000)	Value
Health Care Providers & Services (continued)
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.35%, 12/01/23 (g)	$25,716	$25,764,020
HC Group Holdings III, Inc., Initial Term Loan (First Lien) (1 mo. LIBOR US + 5.00%, 1.00% Floor), 6.35%, 4/07/22 (g)	10,880	10,974,708
HCA, Inc., Tranche B-9 Term Loan (1 mo. LIBOR US + 2.00%), 3.35%, 3/17/23 (g)	9,231	9,258,235
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.33%, 6/07/23 (g)	10,520	10,524,642
National Mentor Holdings, Inc., Tranche B Term Loan (2 mo. LIBOR US + 3.00%, 0.75% Floor), 4.33%, 1/31/21 (g)	2,740	2,752,806
NVA Holdings, Inc., Term B-2 Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.83%, 8/14/21 (g)	8,920	8,976,017
Vizient, Inc., Term B-3 Loan (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.85%, 2/13/23 (g)	8,716	8,737,573

		117,042,316
Health Care Technology — 0.8%
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Closing Date Term Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 3/01/24 (g)	16,813	16,850,538
Geronimo Intermediate Parent, Inc. (Stratose Intermediate Holdings II, Inc.), Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 6/22/23 (g)	3,456	3,475,797
Press Ganey Holdings, Inc.:
Replacement Term Loan (First Lien) (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 10/23/23 (g)	7,477	7,520,636
Initial Loan (Second Lien) (1 mo. LIBOR US + 6.50%, 1.00% Floor), 7.85%, 10/21/24 (g)	1,889	1,907,552

		29,754,523
Hotels, Restaurants & Leisure — 6.3%
1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons):
Term B-3 Loan (1 mo. LIBOR US + 2.25%, 1.00% Floor), 3.60%, 2/16/24 (g)	18,197	18,185,920
Term B-3 Loan (3 mo. LIBOR US + 2.25%, 1.00% Floor), 3.58%, 2/16/24 (g)	11,650	11,643,169
Amaya Holdings BV:
Initial Term B-3 Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.83%, 8/01/21 (g)	15,299	15,373,672
Initial Term B Loan (Second Lien) (3 mo. LIBOR US + 7.00%, 1.00% Floor), 8.33%, 8/01/22 (g)	1,135	1,134,911
Boyd Gaming Corp.:
Term A Loan (1 week LIBOR US + 2.25%), 3.45%, 9/15/21 (g)	4,128	4,119,827
Refinancing Term B Loan (1 week LIBOR US + 2.50%), 3.70%, 9/15/23 (g)	17,244	17,316,969
Caesars Entertainment Resort Properties LLC, Term B Loan (First Lien) (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.85%, 10/11/20 (g)	41,057	41,031,451
Caesars Growth Properties Holdings LLC, 2017 Term Loan (First Lien) (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 5/08/21 (g)	13,076	13,072,934
Caesars Resort Collection LLC, Term Loan, 10/02/24 (f)	21,967	22,077,063
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.10%, 8/06/21 (g)	6,127	6,148,136

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017	7

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
CEC Entertainment, Inc., Term B Loan (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 2/12/21 (g)	$7,709	$7,412,693
Cyan Blue Holdco 2 Ltd., 2017 B-2 Term Loan (3 mo. LIBOR US + 3.50%), 4.83%, 8/23/24 (g)	6,638	6,674,342
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013 (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.85%, 11/30/23 (g)	5,617	5,642,251
Gateway Casinos & Entertainment Ltd., Initial Tranche B-1 Term Loan (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.08%, 2/22/23 (g)	1,890	1,909,751
Hilton Worldwide Finance LLC, Series B-2 Term Loan (1 mo. LIBOR US + 2.00%), 3.33%, 10/25/23 (g)	3,354	3,369,371
KFC Holding Co. (AKA Yum! Brands), Term B Loan (1 mo. LIBOR US + 2.00%), 3.28%, 6/16/23 (g)	5,787	5,827,203
Kingpin Intermediate Holdings LLC, Initial Term Loan (First Lien) (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.57%, 7/03/24 (g)	7,347	7,401,687
La Quinta Intermediate Holdings LLC, Initial Term Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.11%, 4/14/21 (g)	1,579	1,584,840
MGM Growth Properties Operating Partnership LP, Term B Loan (1 mo. LIBOR US + 2.25%), 3.60%, 4/25/23 (g)	21,812	21,897,950
Playa Resorts Holding BV, Initial Term Loan, 4/29/24 (f)	5,505	5,524,267
Scientific Games International, Inc.:
Initial Term B-4 Loan (1 mo. LIBOR US + 3.25%), 4.60%, 8/14/24 (g)	3,974	4,007,837
Initial Term B-4 Loan (2 mo. LIBOR US + 3.25%), 4.67%, 8/14/24 (g)	14,445	14,569,806

		235,926,050
Household Durables — 0.8%
Serta Simmons Bedding LLC:
Initial Term Loan (Second Lien) (1 mo. LIBOR US + 8.00%, 1.00% Floor), 9.24%, 11/08/24 (g)	10,396	9,434,457
Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.84%, 11/08/23 (g)	15,492	14,949,549
Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.90%, 11/08/23 (g)	4,295	4,144,979

		28,528,985
Household Products — 0.7%
Diamond (BC) BV, Initial Term Loan (2 mo. LIBOR US + 3.00%), 4.42%, 9/06/24 (g)	12,887	12,894,474
Spectrum Brands, Inc.:
2017 Refinanced USD Term Loan (2 mo. LIBOR US + 2.00%), 3.31%, 6/23/22 (g)	5,532	5,559,412
2017 Refinanced USD Term Loan (2 mo. LIBOR US + 2.00%), 3.42%, 6/23/22 (g)	4,716	4,739,406
2017 Refinanced USD Term Loan (3 mo. LIBOR US + 2.00%), 3.40%, 6/23/22 (g)	4,421	4,442,813

		27,636,105
Independent Power and Renewable Electricity Producers — 1.8%
Calpine Construction Finance Co. LP, Term B-1 Loan (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.60%, 5/03/20 (g)	1,673	1,671,339
Calpine Corp.:
Term Loan (2015) (3 mo. LIBOR US + 2.75%), 4.09%, 1/15/23 (g)	3,124	3,127,131

Floating Rate Loan Interests	Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Term Loan (2016) (3 mo. LIBOR US + 2.75%), 4.09%, 5/31/23 (g)	$3,964	$3,966,405
Term Loan (3 mo. LIBOR US + 2.75%, 0.75% Floor), 4.09%, 1/15/24 (g)	18,004	18,015,830
Dynegy, Inc., Tranche C-1 Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 2/07/24 (g)	15,220	15,303,092
ExGen Renewables IV LLC, Term Loan B, 11/15/24 (d)(f)	3,310	3,334,825
Exgen Texas Power LLC, Term Loan (3 mo. LIBOR US + 4.75%, 1.00% Floor), 6.08%, 9/18/21 (g)	4,723	2,919,659
Granite Acquisition, Inc.:
Term B Loan (First Lien) (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.34%, 12/17/21 (g)	12,894	13,019,736
Term C Loan (First Lien) (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.33%, 12/17/21 (g)	583	588,580
Terra-Gen Finance Co. LLC, Term Loan (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.60%, 12/09/21 (d)(g)	7,308	6,576,909

		68,523,506
Insurance — 3.5%
Alliant Holdings Intermediate LLC, Initial Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 8/12/22 (g)	10,845	10,885,945
AmWINS Group, Inc.:
Term Loan (First Lien) (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.00%, 1/25/24 (g)	3,119	3,126,368
Term Loan (First Lien) (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 1/25/24 (g)	7,715	7,733,852
AssuredPartners, Inc., 2017 September Refinancing Term Loan (1 mo. LIBOR US + 3.50%), 4.85%, 10/22/24 (g)	6,501	6,542,958
Asurion LLC (FKA Asurion Corp.):
Amendment No. 14 Replacement B-4 Term Loan (1 mo. LIBOR US + 2.75%), 4.10%, 8/04/22 (g)	10,506	10,549,826
Replacement B-5 Term Loan (1 mo. LIBOR US + 3.00%), 4.35%, 11/03/23 (g)	13,735	13,784,111
Second Lien Replacement B-2 Term Loan (1 mo. LIBOR US + 6.00%), 7.35%, 8/04/25 (g)	4,329	4,438,307
Hub International Ltd.:
Initial Term Loan (2 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 10/02/20 (g)	25	25,038
Initial Term Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.41%, 10/02/20 (g)	9,647	9,685,105
Sedgwick Claims Management Services, Inc.:
Initial Term Loan (First Lien) (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 3/01/21 (g)	8,364	8,389,717
Initial Loan (Second Lien) (1 mo. LIBOR US + 5.75%, 1.00% Floor), 7.10%, 2/28/22 (g)	12,510	12,619,463
2016 New Term Loan (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 3/01/21 (g)	2,015	2,026,466
Solera LLC (Solera Finance, Inc.), Dollar Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 3/03/23 (g)	22,079	22,177,672
Superior Vision Holdings, Inc., Term Loan, 11/01/24 (f)	8,857	8,901,285

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Insurance (continued)
USI, Inc. (FKA Compass Investors, Inc.), Initial Term Loan (1 mo. LIBOR US + 3.00%), 4.35%, 5/16/24 (g)	$7,905	$7,883,577

		128,769,690
Internet Software & Services — 1.9%
Canyon Valor Cos., Inc. (FKA GTCR Valor Cos., Inc.), Initial Dollar Term Loan (First Lien) (3 mo. LIBOR US + 4.25%), 5.58%, 6/16/23 (g)	3,652	3,695,386
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien) (3 mo. LIBOR US + 2.50%), 3.84%, 9/28/23 (d)(g)	8,555	8,597,872
Go Daddy Operating Co., LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan (1 mo. LIBOR US + 2.25%), 3.60%, 2/15/24 (g)	16,417	16,460,653
GTT Communications, Inc., Tranche B Term Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.63%, 1/09/24 (g)	2,042	2,054,332
Hyland Software, Inc.:
Term-3 Loan (First Lien) (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.60%, 7/01/22 (g)	6,504	6,561,366
Initial Loan (Second Lien) (1 mo. LIBOR US + 7.00%, 0.75% Floor), 8.35%, 7/07/25 (g)	2,755	2,810,100
Peak 10 Holding Corp., Initial Term Loan (Second Lien) (3 mo. LIBOR US + 7.25%, 1.00% Floor), 8.63%, 8/01/25 (g)	8,060	8,147,418
Rackspace Hosting, Inc.:
2017 Term B Loan (First Lien) (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.32%, 11/03/23 (g)	39	38,557
2017 Term B Loan (First Lien) (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.38%, 11/03/23 (g)	15,371	15,345,878
TierPoint LLC, Initial Term Loan (First Lien) (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.10%, 5/06/24 (g)	6,928	6,904,568

		70,616,130
IT Services — 4.6%
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan (1 mo. LIBOR US + 2.75%), 4.10%, 8/12/20 (g)	1,323	1,330,329
Term B2 Loan (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 8/14/23 (g)	2,347	2,366,774
Term B2 Loan (3 mo. PRIME RATE + 2.25%, 1.00% Floor), 6.50%, 8/14/23 (g)	22	21,834
First Data Corp.:
2022D New Dollar Term Loan, 7/08/22 (f)	627	627,373
2020 Term A Loan (1 mo. LIBOR US + 1.75%), 3.06%, 6/02/20 (g)	8,114	8,116,870
2022D New Dollar Term Loan (1 mo. LIBOR US + 2.25%), 3.56%, 7/08/22 (g)	19,944	19,942,246
2024A New Dollar Term Loan (1 mo. LIBOR US + 2.25%), 3.56%, 4/26/24 (g)	42,624	42,615,936
IG Investments Holdings LLC, Term Loan (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.89%, 10/31/21 (g)	10,489	10,554,195
Neustar, Inc.:
Term Loan B1 (First Lien) (3 mo. LIBOR US + 3.25%), 4.65%, 1/08/20 (g)	1,468	1,483,496
Term Loan B2 (First Lien) (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.15%, 8/08/24 (g)	4,862	4,905,955

Floating Rate Loan Interests	Par (000)	Value
IT Services (continued)
Optiv, Inc.:
Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.63%, 2/01/24 (g)	$16,428	$15,642,192
Initial Term Loan (Second Lien) (3 mo. LIBOR US + 7.25%, 1.00% Floor), 8.63%, 1/31/25 (g)	5,608	5,187,472
Peak 10 Holding Corp., Initial Term Loan (First Lien) (2 mo. LIBOR US + 3.50%), 4.82%, 8/01/24 (g)	10,160	10,175,945
Sabre GLBL, Inc. (FKA Sabre, Inc.), 2017 B-1 Incremental Term Loan (1 mo. LIBOR US + 2.25%), 3.60%, 2/22/24 (g)	12,083	12,126,729
Tempo Acquisition LLC:
Initial Term Loan, 5/01/24 (f)	880	877,243
Initial Term Loan (1 mo. LIBOR US + 3.00%, 2.00% Floor), 4.35%, 5/01/24 (g)	16,633	16,597,715
Vantiv, LLC (FKA Fifth Third Processing Solutions LLC), New Term B-3 Loan (1 mo. LIBOR US + 2.00%), 3.25%, 10/14/23 (g)	2,110	2,119,834
WEX, Inc., Term B-2 Loan (1 mo. LIBOR US + 2.75%), 4.10%, 6/30/23 (g)	15,232	15,324,951

		170,017,089
Leisure Products — 0.5%
Hayward Industries, Inc., Initial Term Loan (First Lien) (1 mo. LIBOR US + 3.50%), 4.85%, 8/05/24 (g)	7,213	7,230,984
Leslie’s Poolmart, Inc., Tranche B-1 Term Loan (2 mo. LIBOR US + 3.75%, 1.00% Floor), 5.06%, 8/16/23 (g)	9,777	9,736,679

		16,967,663
Life Sciences Tools & Services — 1.5%
Albany Molecular Research, Inc.:
Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 8/30/24 (g)	4,459	4,472,020
Initial Term Loan (Second Lien) (3 mo. LIBOR US + 7.00%, 1.00% Floor), 8.33%, 8/30/25 (g)	4,350	4,404,375
Avantor Performance Materials Holdings, Inc., Cov-Lite Term Loan, 9/20/24 (f)	12,965	12,969,019
Houghton Mifflin Harcourt Co., Term Loan (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 5/28/21 (g)	3,841	3,562,126
Jaguar Holding Co. I, LLC (FKA Jaguar Holding Co. I):
2017 Term Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 8/18/22 (g)	10,586	10,601,524
2017 Term Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.08%, 8/18/22 (g)	11,781	11,798,660
Parexel International Corp., Initial Term Loan (1 mo. LIBOR US + 3.00%), 4.35%, 9/27/24 (g)	8,186	8,230,368

		56,038,092
Machinery — 2.4%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Initial Term Loan (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.08%, 8/18/24 (g)	15,850	15,916,095
Clark Equipment Co. (AKA Doosan Bobcat, Inc.): Tranche B Term Loan, 5/18/24 (f)	260	261,346

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017	9

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Machinery (continued)
Tranche B Term Loan (3 mo. LIBOR US + 2.50%), 3.83%, 5/18/24 (g)	$4,893	$4,913,813
Columbus McKinnon Corp., Initial Term Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.33%, 1/31/24 (d)(g)	981	986,681
Filtration Group Corp.:
Term Loan (First Lien), 11/23/20 (f)	536	540,262
Term Loan (First Lien) (3 mo. LIBOR US + 3.00%), 4.38%, 11/23/20 (g)	15,476	15,586,955
FPC Holdings, Inc., Initial Loan (First Lien) (3 mo. LIBOR US + 4.00%, 1.25% Floor), 5.33%, 11/19/19 (g)	4,826	4,783,751
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan (1 mo. LIBOR US + 2.75%), 4.08%, 7/30/24 (g)	12,867	12,907,359
Gates Global LLC, Term Loan B (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.39%, 4/01/24 (g)	18,378	18,469,516
Mueller Water Products, Inc.:
Initial Loan (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.85%, 11/25/21 (g)	3,483	3,508,778
Initial Loan (3 mo. LIBOR US + 2.50%, 0.75% Floor), 3.83%, 11/25/21 (g)	1,553	1,564,905
RBS Global, Inc. (Rexnord LLC):
Term B Loan Refinancing (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.02%, 8/21/23 (g)	1,325	1,326,257
Term B Loan Refinancing (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.08%, 8/21/23 (g)	4,433	4,436,164
Term B Loan Refinancing (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.11%, 8/21/23 (g)	5,115	5,118,651

		90,320,533
Media — 5.8%
Advantage Sales & Marketing Inc.:
Initial Term Loan (First Lien) (2 mo. LIBOR US + 3.25%, 1.00% Floor), 4.56%, 7/23/21 (g)	6	5,988
Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.63%, 7/23/21 (g)	2,388	2,317,427
A-L Parent LLC (AKA Learfield Communications), Initial Term Loan (First Lien) (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 12/01/23 (d)(g)	5,320	5,339,749
Cable One, Inc., Incremental Term B-1 Loan (2 mo. LIBOR US + 2.25%), 3.57%, 5/01/24 (d)(g)	3,751	3,755,288
CBS Radio, Inc., Additional Term B-1 Loan (3 mo. LIBOR US + 2.75%), 4.17%, 11/18/24 (g)	4,933	4,963,850
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I-1 Loan (1 mo. LIBOR US + 2.25%), 3.60%, 1/15/24 (g)	25,241	25,347,970
Creative Artists Agency LLC, Refinancing Term Loan (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.75%, 2/15/24 (g)	9,920	10,006,838
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan (1 mo. LIBOR US + 2.25%), 3.51%, 7/17/25 (g)	19,938	19,813,444
DHX Media Ltd., Initial Term Loan (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.10%, 12/29/23 (g)	4,135	4,137,242
Gray Television, Inc., Term B-2 Loan (1 mo. LIBOR US + 2.25%), 3.49%, 2/07/24 (g)	7,204	7,236,251

Floating Rate Loan Interests	Par (000)	Value
Media (continued)
Hemisphere Media Holdings, LLC (International Espanol, Inc.), Term B-1 Loan (1 mo. LIBOR US + 3.50%), 4.85%, 2/14/24 (g)	$3,624	$3,447,309
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.):
Tranche D Term Loan (3 mo. LIBOR US + 6.75%), 8.08%, 1/30/19 (g)	23,821	17,945,219
Tranche E Term Loan (3 mo. LIBOR US + 7.50%), 8.83%, 7/30/19 (g)	5,460	4,086,482
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.86%, 1/07/22 (g)	2,916	2,762,910
Live Nation Entertainment, Inc., Term B-3 Loan (1 mo. LIBOR US + 2.25%), 3.63%, 10/31/23 (g)	3,644	3,667,208
Mission Broadcasting, Inc., Term B-2 Loan (1 mo. LIBOR US + 2.50%), 3.74%, 1/17/24 (g)	1,909	1,913,519
Nexstar Broadcasting, Inc., Term B-2 Loan (1 mo. LIBOR US + 2.50%), 3.74%, 1/17/24 (g)	15,120	15,157,691
Numericable U.S. LLC:
Term B Loan, 1/31/26 (f)	855	833,514
Term B Loan (3 mo. LIBOR US + 3.00%), 4.35%, 1/31/26 (g)	6,697	6,529,686
Radiate Holdco LLC (AKA RCN Grande), Closing Date Term Loan (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.35%, 2/01/24 (g)	5,791	5,743,878
Telenet Financing USD LLC, Term Loan AI Facility (1 mo. LIBOR US + 2.75%), 4.00%, 6/30/25 (g)	30,255	30,271,943
Trader Corp., 2017 Refinancing Term Loan (First Lien) (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.41%, 9/28/23 (g)	6,544	6,546,694
Tribune Media Co. (FKA Tribune Co.), Term C Loan (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.35%, 1/26/24 (g)	16,603	16,628,194
Unitymedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR US + 2.25%), 3.50%, 9/30/25 (g)	10,144	10,139,740
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 3/15/24 (g)	7,380	7,325,078
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC):
Term Loan (First Lien) (2 mo. LIBOR US + 3.25%, 1.00% Floor), 4.57%, 5/06/21 (g)	4	3,832
Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.64%, 5/06/21 (g)	1,515	1,517,548

		217,444,492
Metals & Mining — 0.1%
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien) (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.98%, 9/29/23 (g)	2,911	2,913,016
Multiline Retail — 0.4%
Evergreen Acqco 1 LP:
New Term Loan (2 mo. LIBOR US + 3.75%, 1.25% Floor), 5.04%, 7/09/19 (g)	5	4,865
New Term Loan (3 mo. LIBOR US + 3.75%, 1.25% Floor), 5.11%, 7/09/19 (g)	2,042	1,843,816

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Multiline Retail (continued)
Hudson’s Bay Co., Initial Term Loan (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.72%, 9/30/22 (g)	$11,699	$11,499,367

		13,348,048
Multi-Utilities — 0.1%
Power Borrower LLC, Initial Term Loan (Second Lien) (3 mo. LIBOR US + 7.25%, 1.00% Floor), 8.58%, 11/06/20 (g)	4,800	4,782,000
Oil, Gas & Consumable Fuels — 3.4%
BCP Raptor LLC (AKA EagleClaw Midstream Ventures), Initial Term Loan (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.73%, 6/24/24 (g)	8,334	8,391,451
BCP Renaissance Parent LLC, Initial Term Loan (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.38%, 10/31/24 (g)	9,716	9,804,027
Bronco Midstream Funding LLC, Term Loan (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.44%, 8/17/20 (g)	7,862	7,910,789
California Resources Corp.:
Initial Loan, 12/31/22 (f)	8,231	8,091,155
Loan (1 mo. LIBOR US + 10.38%, 1.00% Floor), 11.66%, 12/31/21 (g)	9,305	10,049,281
Chesapeake Energy Corp.:
Class A Loan, 8/23/21 (f)	4,200	4,468,219
Class A Loan (3 mo. LIBOR US + 7.50%, 1.00% Floor), 8.95%, 8/23/21 (g)	10,477	11,144,007
CITGO Holding, Inc., Term Loan (3 mo. LIBOR US + 8.50%, 1.00% Floor), 9.84%, 5/12/18 (g)	4,048	4,054,850
CONSOL Energy, Inc., Term Loan B, 10/31/22 (f)	3,835	3,844,555
Gavilan Resources LLC, Initial Term Loan (Second Lien) (1 mo. LIBOR US + 6.00%, 1.00% Floor), 7.24%, 3/01/24 (g)	14,930	14,668,725
Medallion Midland Acquisition LLC, Initial Term Loan (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.56%, 10/30/24 (d)(g)	6,035	6,042,544
MEG Energy Corp., Initial Term Loan (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.83%, 12/31/23 (g)	10,861	10,853,051
Team Health Holdings, Inc., Initial Term Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 2/06/24 (g)	5,824	5,689,036
Ultra Resources, Inc., Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.41%, 4/12/24 (g)	6,790	6,773,025
Veresen Midstream Limited Partnership, Tranche B-3 Term Loan (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 3/31/22 (g)	10,499	10,565,014
Vine Oil & Gas LP, Term Loan B (1 mo. LIBOR US + 6.88%, 1.00% Floor), 8.23%, 11/25/21 (d)(g)	5,662	5,577,070

		127,926,799
Personal Products — 0.7%
Alphabet Holding Co., Inc. (AKA Nature’s Bounty):
Term Loan B (3 mo. LIBOR US + 3.50%), 4.83%, 9/26/24 (g)	17,600	16,808,000
Term Loan (3 mo. LIBOR US + 7.75%), 9.08%, 9/26/25 (g)	7,983	7,184,700
Revlon Consumer Products Corp., Initial Term B Loan (1 mo. LIBOR US + 3.50%, 0.75% Floor), 4.85%, 9/07/23 (g)	1,703	1,285,828

		25,278,528
Pharmaceuticals — 1.9%
Akorn, Inc., Loan (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.63%, 4/16/21 (d)(g)	9,168	9,190,846

Floating Rate Loan Interests	Par (000)	Value
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan (1 mo. LIBOR US + 2.25%, 1.00% Floor), 3.60%, 5/20/24 (g)	$17,235	$17,310,960
Mallinckrodt International Finance SA, 2017 Term B Loan (3 mo. LIBOR US + 2.75%, 0.75% Floor), 4.08%, 9/24/24 (g)	7,343	7,337,047
Prestige Brands, Inc., Term B-4 Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.10%, 1/26/24 (g)	11,080	11,133,503
RPI Finance Trust, Initial Term Loan B-6 (3 mo. LIBOR US + 2.00%), 3.33%, 3/27/23 (g)	10,765	10,809,400
Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan (1 mo. LIBOR US + 3.50%, 0.75% Floor), 4.75%, 4/01/22 (g)	13,762	13,944,244

		69,726,000
Professional Services — 1.7%
Cast & Crew Payroll, LLC:
Term Loan (2017), 9/27/24 (f)	2,316	2,330,137
Term Loan (2017) (3 mo. LIBOR US + 3.00%), 4.33%, 9/27/24 (g)	8,545	8,599,209
DTI Holdco, Inc.:
Initial Term Loan (2 mo. LIBOR US + 5.25%, 1.00% Floor), 6.56%, 10/02/23 (g)	17	16,563
Initial Term Loan (3 mo. LIBOR US + 5.25%, 1.00% Floor), 6.63%, 10/02/23 (g)	6,575	6,542,363
Employbridge LLC (FKA Koosharem LLC), Term Loan (3 mo. LIBOR US + 6.50%, 1.00% Floor), 7.83%, 5/15/20 (g)	2,052	1,971,523
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien) (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.08%, 1/15/21 (g)	5,498	5,536,077
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.83%, 6/28/24 (g)	3,145	3,155,473
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.84%, 6/19/24 (d)(g)	10,734	10,760,533
Trans Union LLC, 2017 Replacement Term B-3 Loan (1 mo. LIBOR US + 2.00%), 3.35%, 4/10/23 (g)	22,391	22,468,901

		61,380,779
Real Estate Management & Development — 2.0%
CityCenter Holdings LLC, Term B Loan (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.85%, 4/18/24 (g)	16,444	16,511,888
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield):
2015-1 Additional Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 11/04/21 (g)	374	367,686
2015-1 Additional Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.63%, 11/04/21 (g)	2,724	2,675,886
2015-1 Additional Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.73%, 11/04/21 (g)	6,061	5,954,734
Realogy Group LLC (FKA Realogy Corp.), Initial Term B Loan (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.60%, 7/20/22 (g)	9,086	9,120,112

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017	11

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Real Estate Management & Development (continued)
VICI Properties 1 LLC:
Term B-1 Loan, 10/15/22 (f)	$28,062	$28,052,508
Term B-1 Loan (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.75%, 10/15/22 (g)	12,929	12,923,986

		75,606,800
Road & Rail — 0.5%
Gruden Acquisition, Inc. (AKA Quality Distribution), Incremental Term Loan (First Lien) (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.83%, 8/18/22 (g)	3,750	3,738,730
PODS, Inc., Term Loan B, 11/21/24 (f)	12,929	12,969,468
SIRVA Worldwide, Inc.:
Tranche B Loan (3 mo. LIBOR US + 6.50%, 1.00% Floor), 7.82%, 11/22/22 (d)(g)	1,021	1,025,770
Tranche B Loan (3 mo. LIBOR US + 6.50%, 1.00% Floor), 7.84%, 11/22/22 (d)(g)	1,005	1,010,383
Tranche B Loan (3 mo. LIBOR US + 6.50%, 1.00% Floor), 7.88%, 11/22/22 (d)(g)	1,013	1,018,077

		19,762,428
Semiconductors & Semiconductor Equipment — 0.3%
Cavium, Inc., Term B-1 Loan (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.60%, 8/16/22 (d)(g)	2,984	2,983,800
MaxLinear, Inc., Initial Term B Loan (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.76%, 5/13/24 (d)(g)	2,104	2,119,899
Microsemi Corp., Term Loan B (2 mo. LIBOR US + 2.00%), 3.38%, 1/13/23 (g)	2,798	2,796,743
ON Semiconductor Corp., Term Loan B (1 mo. LIBOR US + 2.00%), 3.35%, 3/31/23 (g)	2,080	2,087,585

		9,988,027
Software — 7.7%
Applied Systems, Inc.:
Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.57%, 9/19/24 (g)	9,409	9,500,691
Initial Term Loan (Second Lien) (3 mo. LIBOR US + 7.00%, 1.00% Floor), 8.32%, 9/19/25 (g)	2,282	2,344,957
Aptean, Inc., Term B Loan (First Lien) (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.59%, 12/20/22 (g)	6,119	6,160,065
Avaya, Inc.:
Term Loan, 11/08/24 (f)	10,945	10,790,566
Term Facility (1 week LIBOR US + 7.50%, 1.00% Floor), 8.70%, 1/24/18 (g)	240	239,870
Term B-7 Loan (3 mo. LIBOR US + 5.25%, 1.00% Floor), 6.62%, 5/29/20 (c)(e)(g)	USD 1,036	789,639
BMC Software Finance, Inc., Initial B-1 U.S. Term Loan (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.10%, 9/10/22 (g)	17,426	17,441,980
Cypress Intermediate Holdings III, Inc. (FKA Jaguar Holding, Inc.):
Initial Term Loan (First Lien) (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.35%, 4/29/24 (g)	4,216	4,221,100
Initial Term Loan (Second Lien) (1 mo. LIBOR US + 6.75%, 1.00% Floor), 8.10%, 4/28/25 (g)	4,044	4,140,045
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-6 Term Loan (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.08%, 2/01/22 (g)	18,305	18,278,287
Informatica Corp., Dollar Term Loan (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.83%, 8/05/22 (g)	19,551	19,589,070

Floating Rate Loan Interests	Par (000)	Value
Software (continued)
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien) (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.62%, 1/18/24 (g)	$4,413	$4,438,552
Ivanti Software, Inc. (FKA LANDesk Group, Inc.), Term Loan (First Lien) (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.60%, 1/20/24 (g)	2,359	2,280,970
Kronos, Inc.:
Incremental Term Loan (First Lien) (2 mo. LIBOR US + 3.50%, 1.00% Floor), 4.84%, 11/01/23 (g)	46	45,761
Incremental Term Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.90%, 11/01/23 (g)	18,085	18,167,237
Initial Term Loan (Second Lien) (3 mo. LIBOR US + 8.25%, 1.00% Floor), 9.63%, 11/01/24 (g)	8,065	8,305,256
MA Finance Co., LLC (AKA Micro Focus International PLC), Tranche B-3 Term Loan (1 mo. LIBOR US + 2.75%), 4.06%, 6/21/24 (g)	1,306	1,308,284
McAfee LLC:
Closing Date USD Term Loan, 9/30/24 (f)	790	793,020
Closing Date USD Term Loan (3 mo. LIBOR US + 4.50%, 1.00% Floor), 5.83%, 9/30/24 (g)	8,235	8,270,065
Misys Ltd. (AKA Almonde/Tahoe):
Dollar Term Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.98%, 6/13/24 (g)	9,327	9,314,314
Dollar Term Loan (Second Lien) (3 mo. LIBOR US + 7.25%, 1.00% Floor), 8.57%, 6/13/25 (g)	2,595	2,593,703
Mitchell International, Inc.:
Delayed Draw Term Loan, 11/21/24 (f)	1,485	1,484,703
Term Loan, 11/20/24 (f)	18,420	18,420,155
Term Loan (Second Lien), 11/20/25 (f)	5,845	5,886,383
Initial Term Loan (2 mo. LIBOR US + 3.50%, 1.00% Floor), 4.81%, 10/13/20 (g)	25	24,757
Initial Term Loan (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.88%, 10/13/20 (g)	9,782	9,783,526
Initial Loan (Second Lien), (3 mo. LIBOR US + 7.50%, 1.00% Floor), 8.88%, 10/11/21 (g)	5,000	5,000,000
Project Alpha Intermediate Holding, Inc., Term Loan (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.04%, 4/26/24 (g)	8,625	8,430,697
Project Leopard Holdings, Inc., Term Loan (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.83%, 7/07/23 (g)	4,135	4,160,844
Seattle SpinCo, Inc. (AKA Micro Focus International PLC), Initial Term Loan (1 mo. LIBOR US + 2.75%), 4.06%, 6/21/24 (g)	8,821	8,835,167
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien) (1 mo. LIBOR US + 4.50%, 1.00% Floor), 5.85%, 11/01/24 (g)	6,350	6,403,594
Sophia LP, Term B Loan (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 9/30/22 (g)	20,788	20,775,403
SS&C Technologies Holdings, Inc.:
2017 Refinancing New Term B-1 Loan (1 mo. LIBOR US + 2.25%), 3.60%, 7/08/22 (g)	19,150	19,266,164
2017 Refinancing New Term B-2 Loan (1 mo. LIBOR US + 2.25%), 3.60%, 7/08/22 (g)	831	836,216

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Software (continued)
TIBCO Software Inc., Term B-1 Loan (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.85%, 12/04/20 (g)	$13,083	$13,106,323
VF Holding Corp., Term B-1 Loan (First Lien) (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.60%, 6/30/23 (g)	12,959	13,027,751

		284,455,115
Specialty Retail — 1.0%
Academy Ltd.:
Initial Term Loan (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.31%, 7/01/22 (g)	3,235	2,592,612
Initial Term Loan (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.24%, 7/01/22 (g)	10	7,866
Initial Term Loan (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.32%, 7/01/22 (g)	1,470	1,178,051
Harbor Freight Tools USA, Inc.:
Initial Loan (2016), 8/18/23 (f)	1,124	1,130,358
Initial Loan (2016) (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.60%, 8/18/23 (g)	6,090	6,124,829
Michaels Stores, Inc.:
2016 New Replacement Term B-1 Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 3.99%, 1/30/23 (g)	2,344	2,321,407
2016 New Replacement Term B-1 Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.03%, 1/30/23 (g)	404	400,243
2016 New Replacement Term B-1 Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.10%, 1/30/23 (g)	6,299	6,238,082
National Vision, Inc., Term Loan (1 mo. LIBOR US + 2.75%), 4.03%, 11/20/24 (g)	8,557	8,552,164
Party City Holdings, Inc.:
2016 Replacement Term Loan (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.34%, 8/19/22 (g)	170	170,033
2016 Replacement Term Loan (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.39%, 8/19/22 (g)	1,728	1,728,944
2016 Replacement Term Loan (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.58%, 8/19/22 (g)	729	729,554
PetSmart, Inc., Tranche B-2 Loan (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.34%, 3/11/22 (g)	884	760,735
Staples, Inc., Closing Date Term Loan (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.31%, 9/12/24 (g)	7,166	6,856,357
Things Remembered, Inc., PIK Term Loan (1 mo. LIBOR US + 1.00%), 1.00%, (1.00% Cash and 11.00% PIK), 2/29/20 (d)(g)(h)	1,117	—

		38,791,235
Technology Hardware, Storage & Peripherals — 0.6%
Western Digital Corp.:
U.S. Term B-3 Loan, 4/29/23 (f)	13,858	13,890,326
U.S. Term B-3 Loan (1 mo. LIBOR US + 2.00%), 3.31%, 4/29/23 (g)	9,138	9,160,331

		23,050,657

Floating Rate Loan Interests	Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.5%
Wrangler Buyer Corp. (AKA Waste Industries USA, Inc.):
Initial Term Loan, 9/27/24 (f)	$4,484	$4,510,444
Initial Term Loan (1 mo. LIBOR US + 3.00%), 4.35%, 9/27/24 (g)	12,476	12,548,723

		17,059,167
Trading Companies & Distributors — 2.9%
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.85%, 10/31/23 (g)	13,710	13,753,719
Avolon TLB Borrower 1 (U.S.) LLC, Initial Term B-2 Loan (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.53%, 3/21/22 (g)	25,207	25,207,709
Beacon Roofing Supply, Inc.:
Term Loan B, 1/02/25 (f)	15,606	15,635,580
Initial Term Loan (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.06%, 10/01/22 (g)	6,025	6,035,116
GYP Holdings III Corp., 2017 Incremental First Lien Term Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.38%, 4/01/23 (g)	11,443	11,504,535
HD Supply, Inc.:
Term B-3 Loan (3 mo. LIBOR US + 2.25%), 3.58%, 8/13/21 (g)	10,773	10,821,925
Term B-4 Loan (3 mo. LIBOR US + 2.50%), 3.83%, 10/17/23 (g)	3,722	3,746,700
Nexeo Solutions, LLC:
Term B Loan (3 mo. LIBOR US + 3.75%), 5.08%, 6/09/23 (g)	439	441,296
Term B Loan (3 mo. LIBOR US + 3.75%), 5.13%, 6/09/23 (g)	448	449,887
Term B Loan (3 mo. LIBOR US + 3.75%), 5.23%, 6/09/23 (g)	441	443,696
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies):
Initial Term Loan (Second Lien) (1 mo. LIBOR US + 6.75%, 1.00% Floor), 8.10%, 7/31/22 (g)	7,857	7,660,750
Initial Dollar Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.73%, 7/31/21 (g)	3,991	4,007,604
TMK Hawk Parent Corp.:
Delayed Draw Term Loan (First Lien), 8/28/24 (f)	401	403,766
Initial Term Loan (First Lien), 8/28/24 (f)	556	559,181
Initial Term Loan (First Lien) (2 mo. LIBOR US + 3.50%), 4.82%, 8/28/24 (g)	20	20,377
Initial Term Loan (First Lien) (3 mo. LIBOR US + 3.50%), 4.88%, 8/28/24 (g)	8,082	8,130,400

		108,822,241
Water Utilities — 0.4%
HD Supply Waterworks Ltd., Initial Term Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.46%, 8/01/24 (g)	12,830	12,902,233
Wireless Telecommunication Services — 0.6%
Sprint Communications, Inc.:
Initial Term Loan, 2/02/24 (f)	3,690	3,688,495

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017	13

Schedule of Investments (continued)

Floating Rate Loan Interests	Par (000)	Value
Wireless Telecommunication Services (continued)
Initial Term Loan (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.88%, 2/02/24 (g)	$18,711	$18,706,736

		22,395,231
Total Floating Rate Loan Interests — 94.3%		3,508,556,098

Investment Companies	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (l)	386,000	33,883,080
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	670,000	18,585,800
Total Investment Companies — 1.4%		52,468,880

Other Interests(i)	Beneficial Interest (000)	Value
Electric Utilities — 0.0%
Vistra Energy Corp. (c)(d)	8,430	1
Health Care Providers & Services — 0.0%
Millennium Lender Claim (c)(d)	7,745	—
Millennium Lender Claim (c)(d)	7,267	—
Total Other Interests — 0.0%		1

Preferred Securities	Shares	Value
Preferred Stocks
Diversified Consumer Services — 0.0%
Education Management Corp., Series A-1, 7.50% (d)(j)	1,705	$—

Warrants — 0.0%	Shares	Value
AFGlobal Corp. (Issued/exercisable 6/8/17, 1 share for 1 warrant, Expires 10/06/22, Strike Price USD 0.00) (c)(d)	17,095	—
Total Long-Term Investments (Cost — $3,803,394,596) — 102.2%		$3,799,934,898

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (k)(l)	205,276,834	205,276,834
Total Short-Term Securities (Cost — $205,276,834) — 5.5%		205,276,834

Options Purchased		Value
(Cost — $440,402) — 0.0%		383,642
Total Investments (Cost — $4,009,111,832) — 107.7%		4,005,595,374
Liabilities in Excess of Other Assets — (7.7)%		(285,995,703)

Net Assets — 100.0%		$3,719,599,671

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect as of period end.

(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)	Variable rate security. Rate shown is the rate in effect as of period end.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Perpetual security with no stated maturity date.

(k)	Annualized 7-day yield as of period end.

(l)	During the period ended November 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at August 31, 2017	Shares Purchased	Shares Sold	Shares Held at November 30, 2017	Value at November 30, 2017	Income	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	211,598,707	—	(6,321,873)[1]	205,276,834	$205,276,834	$426,663	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	386,000	—	386,000	33,883,080	106,668	—	$153,478
Total					$239,159,914	$533,331	—	$153,478

[1] Represents net shares sold.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

14	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017

Schedule of Investments (continued)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,870,052	GBP	2,164,850	Bank of America N.A.	12/05/17	$(58,340)

OTC Interest Rate Swaptions Purchased

				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 3/02/28	JPMorgan Chase Bank N.A.	2/28/18	2.52%	3-month LIBOR	Quarterly	2.52%	Semi-Annual	USD	23,250	$152,179
10-Year Interest Rate Swap, 3/02/28	JPMorgan Chase Bank N.A.	2/28/18	2.62%	3-month LIBOR	Quarterly	2.62%	Semi-Annual	USD	7,750	29,982
10-Year Interest Rate Swap, 3/02/28	JPMorgan Chase Bank N.A.	2/28/18	2.65%	3-month LIBOR	Quarterly	2.65%	Semi-Annual	USD	4,800	15,758
10-Year Interest Rate Swap, 4/18/28	JPMorgan Chase Bank N.A.	4/16/18	2.75%	3-month LIBOR	Quarterly	2.75%	Semi-Annual	USD	26,850	100,882
10-Year Interest Rate Swap, 4/18/28	JPMorgan Chase Bank N.A.	4/16/18	2.75%	3-month LIBOR	Quarterly	2.75%	Semi-Annual	USD	8,500	31,937
10-Year Interest Rate Swap, 4/27/28	JPMorgan Chase Bank N.A.	4/25/18	2.65%	3-month LIBOR	Quarterly	2.65%	Semi-Annual	USD	8,550	52,904
Total										$383,642

OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid	Unrealized Appreciation
CenturyLink, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	5,765	$1,088,781	$776,682	312,099
CenturyLink, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	5,634	1,064,040	749,688	314,352
Total							$2,152,821	$1,526,370	$626,451

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017	15

Schedule of Investments (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$35,254,709	—	$35,254,709
Common Stocks[1]	$1,406,792	464,332	$560,914	2,432,038
Corporate Bonds[1]	—	201,223,171	1	201,223,172
Floating Rate Loan Interests[1]	—	3,383,454,421	125,101,677	3,508,556,098
Investment Companies	52,468,880	—	—	52,468,880
Other Interests	—	—	1	1
Short-Term Securities	205,276,834	—	—	205,276,834
Options Purchased:
Interest rate contracts	—	383,642	—	383,642

Total	$259,152,506	$3,620,780,275	$125,662,593	$4,005,595,374

[1] See above Schedule of Investments for values in each industry.
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$626,451	—	$626,451
Liabilities:
Foreign currency exchange contracts	—	(58,340)	—	(58,340)
Total	—	$568,111	—	$568,111

[2]	Derivative financial instruments are forward foreign currency exchange contracts and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

16	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017

Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Options Purchased	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2017	$1,000,000	$487,254	$1	$123,714,948	$84	$938	$4	$10,932	$125,214,161
Transfers into Level 3	—	—	—	41,150,904	—	—	—	—	41,150,904
Transfers out of Level 3[1]	(1,000,000)	—	—	(44,978,551)	—	—	—	—	(45,978,551)
Other[2]	—	—	—	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	87,110	—	—	—	—	87,110
Net realized gain (loss)	—	—	—	528,951	—	—	—	—	528,951
Net change in unrealized appreciation (depreciation)[3]	—	73,660	—	(382,653)	(83)	(938)	(4)	(10,932)	(320,950)
Purchases	—	—	—	34,274,784	—	—	—	—	34,274,784
Sales	—	—	—	(29,293,816)	—	—	—	—	(29,293,816)

Closing Balance, as of November 30, 2017	—	$560,914	$1	$125,101,677	$1	—	—	—	$125,662,593

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017[3]	—	$73,660	—	$(4,085,292)	$(83)	$(938)	—	—	$(4,012,653)

[1]

As of August 31, 2017, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2017 , the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of August 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2017 , the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2017	17

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: January 22, 2018